Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	$ (28,176)	$ (12,489)	$ (6,130)
Interest expenses—lease liabilities	(8,144)	(5,026)	(1,462)
Expense relating to short-term leases	(1,302)	(576)	(314)
Expense relating to leases of low-value assets that are not shown above as short-term leases	(310)	(1,605)	(1,984)
Land and Buildings
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	(20,029)	(7,507)	(3,149)
Plant and Machinery
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation and impairment charge of right-of-use assets	$ (8,147)	$ (4,982)	$ (2,981)